3 BUSINESS COMBINATIONS (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
BigTech
Purchase price allocation	$ 850,000
BigTech | Intangible Asset
Purchase price allocation	595,000
BigTech | Goodwill
Purchase price allocation	255,000
Virtuoso
Purchase price allocation	1,831,881
Virtuoso | Intangible Asset
Purchase price allocation	900,000
Virtuoso | Goodwill
Purchase price allocation	931,881
DCM
Purchase price allocation	15,816,000
DCM | Intangible Asset
Purchase price allocation	5,400,000
DCM | Goodwill
Purchase price allocation	10,416,000
Ameri Georgia
Purchase price allocation	9,300,000
Ameri Georgia | Intangible Asset
Purchase price allocation	1,815,000
Ameri Georgia | Goodwill
Purchase price allocation	3,470,522
Ameri Georgia | Equity
Purchase price allocation	$ 4,014,478